Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 12.2	$ 12.4	$ 11.5